Unaudited interim consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2022	$ 437,362	$ 926,581	$ (6,814)	$ (482,405)
Changes in equity [Abstract]
Loss after income tax (expense)/benefit for the period	(161,894)	0	0	(161,894)
Other comprehensive loss for the period, net of tax	(12,115)	0	(12,115)	0
Total comprehensive loss for the period	(174,009)	0	(12,115)	(161,894)
Transactions with owners in their capacity as owners:
Share-based payments	6,770	0	6,770	0
Balance at Dec. 31, 2022	270,123	926,581	(12,159)	(644,299)
Balance at Jun. 30, 2023	305,361	965,857	(6,220)	(654,276)
Changes in equity [Abstract]
Loss after income tax (expense)/benefit for the period	(10,527)	0	0	(10,527)
Other comprehensive loss for the period, net of tax	2,002	0	2,002	0
Total comprehensive loss for the period	(8,525)	0	2,002	(10,527)
Transactions with owners in their capacity as owners:
Issue of ordinary shares (note 13)	75,672	75,672	0	0
Capital raise costs	(2,801)	(2,801)	0	0
Share-based payments	12,141	118	12,023	0
Balance at Dec. 31, 2023	$ 381,848	$ 1,038,846	$ 7,805	$ (664,803)